General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of General and Administrative Expenses [Abstract]
Professional expenses	$ 381,600	$ 494,767	$ 157,497
Audit fee	185,000	185,000	175,000
Depreciation expenses	269,130	190,540	147,767
Lease expenses	297,426	209,674	189,508
Payroll expense	4,408,593	3,564,075	3,007,987
Staff welfare	60,100	59,899	43,476
Travelling expense	23,768	25,420	31,119
Office expense	338,278	207,589	142,899
Bank charge	89,630	78,944	69,985
Insurance expenses	29,764	63,371	39,412
Entertainment expenses	78,619	61,217	43,178
License expenses	67,511	31,974	99,123
CECL provision (recoveries)			(8,782)
Inventory impairment provision	470,624	186,823	116,115
Impairment loss for marketable debt securities			42,291
Miscellaneous expenses	255,532	181,271	51,883
General and administrative expenses	$ 6,955,575	$ 5,540,564	$ 4,348,458